SHORT-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2021
Short Term Investments [Abstract]
SHORT-TERM INVESTMENTS, NET

3.  SHORT-TERM INVESTMENTS, NET

The Company entered into an investment agreement with Cornerstone Management, Inc. (“Cornerstone”), a third-party private company, on July 15, 2019 to purchase its convertible notes for a cash consideration of US$10,000 with annual interest rate of 8%. The term of the convertible note was one year. Cornerstone was primarily engaged in private equity fund management. The Company had the right to convert the debt to Cornerstone’s ordinary shares upon its successful initial public offering at the lower price of the listing price or closing price of the exercise date, wherein the principle and the interest incurred shall be counted into total investment funds. No embedded derivative was bifurcated and the investment is recorded as available-for-sale considering its in-substance debt nature. However, with the Cornerstone’s financial situation deterioration, the Company determined that the short term investment was not recoverable and full impairment amounted to RMB67,169 was provided in the year ended December 31, 2020. The net balance of short-term investment was nil as of both December 31, 2020 and 2021.